Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Liabilities and Other Payables
Accrued marketing expenses	¥ 775,126		¥ 777,572
Payables to producers and licensors	309,680		159,950
Advances from/payables to third parties	197,294		6,420
Leasing liabilities - current portion	¥ 188,504		¥ 238,687
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Professional fees	¥ 125,415		¥ 94,342
Deposits	78,169		48,637
Interest payable	15,367		17,731
Consideration payable for acquisitions and investments	11,912		110,518
Other staff related cost	4,866		5,372
Others	74,290		75,733
Total	¥ 1,780,623	$ 250,795	¥ 1,534,962